OPERATING PROFIT - Information about the nature and cost of services (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($) employee
Disclosure of operating profit [line items]
Wages and salaries	$ 1,157.0	$ 1,227.0	$ 1,193.0
Social security costs	178.0	129.0	135.0
Pension costs (including retirement healthcare	64.0	23.0	58.0
Share-based payments	31.0	27.0	30.0
Staff costs	$ 1,430.0	$ 1,406.0	$ 1,416.0
Average number of employees | employee	16,333	15,584	14,686
Audit services:
Group accounts	$ 2.4	$ 2.0	$ 2.1
Local statutory audit pursuant to legislation	2.0	2.0	2.0
Non-audit services	0.1	0.5	0.5
Compliance services		0.1	0.5
Total auditor's remuneration	4.5	4.6	5.1
United Kingdom
Audit services:
Total auditor's remuneration	2.5	2.5	2.5
Outside the UK
Audit services:
Total auditor's remuneration	$ 2.0	2.1	2.6
UK Plan
Disclosure of operating profit [line items]
Past service credit		$ (49.0)	$ (7.0)